Cash (Details Narrative) - USD ($) $ in Thousands	Aug. 31, 2021	Aug. 31, 2020	Sep. 01, 2019	Aug. 31, 2019	Aug. 31, 2018
Cash (Note 17)	$ 13,447	$ 4,053	$ 2,547	$ 2,547	$ 327